Supplement
to the Standard and Service Class Prospectuses for the
Lincoln Variable Insurance Products Trust
Dated April 30, 2010

LVIP American Balanced Allocation Fund

On Page 5, the tables entitled “Equity Underlying Funds” and “Fixed Income Underlying Funds” are to be deleted and replaced with the following:

Equity Underlying Funds	Investment Objective
American Funds Insurance Series® Asset Allocation Fund	High total return and capital preservation
American Funds Insurance Series® Blue Chip Income and Growth Fund	Income and growth
Capital Income Builder® (one of the American Funds®)	Income and growth
American Funds Insurance Series® Global Discovery Fund	Long-term growth
American Funds Insurance Series® Global Growth and Income Fund	Growth and income
American Funds Insurance Series® Global Growth Fund	Long-term growth
American Funds Insurance Series® Global Small Capitalization Fund	Long-term growth
American Funds Insurance Series® Growth Fund	Growth
American Funds Insurance Series® Growth-Income Fund	Long-term growth and income
American Funds Insurance Series® International Fund	Long-term growth
American Funds Insurance Series® International Growth and Income FundSM	Long-term growth and current income
American Funds Insurance Series® New World Fund®	Long-term growth

Fixed Income Underlying Funds	Investment Objective
American Funds Insurance Series® Bond Fund	Current income and capital preservation
American Funds Insurance Series® Cash Management Fund	Income and capital preservation
American Funds Insurance Series® Global Bond Fund	High level return
American Funds Insurance Series® High-Income Bond Fund	High current income
Intermediate Bond Fund of America® (one of the American Funds®)	Current income and capital preservation
Short Term Bond Fund of AmericaSM (one of the American Funds®)	Current income and capital preservation
American Funds Insurance Series® U.S. Government/AAA-Rated Securities Fund	High current income and capital preservation

This Supplement is dated October 18, 2010

Please keep this Supplement with your records.

Supplement
to the Standard and Service Class Prospectuses for the
Lincoln Variable Insurance Products Trust
Dated April 30, 2010

LVIP American Growth Allocation Fund

On Page 5, the charts entitled “Equity Underlying Funds” and “Fixed Income Underlying Funds” are to be deleted and replaced with the following:

Equity Underlying Funds	Investment Objective
American Funds Insurance Series® Asset Allocation Fund	High total return and capital preservation
American Funds Insurance Series® Blue Chip Income and Growth Fund	Income and growth
Capital Income Builder® (one of the American Funds®)	Income and growth
American Funds Insurance Series® Global Discovery Fund	Long-term growth
American Funds Insurance Series® Global Growth and Income Fund	Growth and income
American Funds Insurance Series® Global Growth Fund	Long-term growth
American Funds Insurance Series® Global Small Capitalization Fund	Long-term growth
American Funds Insurance Series® Growth Fund	Growth
American Funds Insurance Series® Growth-Income Fund	Long-term growth and income
American Funds Insurance Series® International Fund	Long-term growth
American Funds Insurance Series® International Growth and Income FundSM	Long-term growth and current income
American Funds Insurance Series® New World Fund®	Long-term growth

Fixed Income Underlying Funds	Investment Objective
American Funds Insurance Series® Bond Fund	Current income and capital preservation
American Funds Insurance Series® Cash Management Fund	Income and capital preservation
American Funds Insurance Series® Global Bond Fund	High level return
American Funds Insurance Series® High-Income Bond Fund	High current income
Intermediate Bond Fund of America® (one of the American Funds®)	Current income and capital preservation
Short Term Bond Fund of AmericaSM (one of the American Funds®)	Current income and capital preservation
American Funds Insurance Series® U.S. Government/AAA-Rated Securities Fund	High current income and capital preservation

This Supplement is dated October 18, 2010

Please keep this Supplement with your records.

Supplement
to the Standard and Service Class Prospectuses for the
Lincoln Variable Insurance Products Trust
Dated April 30, 2010

LVIP American Income Allocation Fund

On Page 5, the charts entitled “Equity Underlying Funds” and “Fixed Income Underlying Funds” are to be deleted and replaced with the following:

Equity Underlying Funds	Investment Objective
American Funds Insurance Series® Asset Allocation Fund	High total return and capital preservation
American Funds Insurance Series® Blue Chip Income and Growth Fund	Income and growth
Capital Income Builder® (one of the American Funds®)	Income and growth
American Funds Insurance Series® Global Discovery Fund	Long-term growth
American Funds Insurance Series® Global Growth and Income Fund	Growth and income
American Funds Insurance Series® Global Growth Fund	Long-term growth
American Funds Insurance Series® Global Small Capitalization Fund	Long-term growth
American Funds Insurance Series® Growth Fund	Growth
American Funds Insurance Series® Growth-Income Fund	Long-term growth and income
American Funds Insurance Series® International Fund	Long-term growth
American Funds Insurance Series® International Growth and Income FundSM	Long-term growth and current income
American Funds Insurance Series® New World Fund®	Long-term growth

Fixed Income Underlying Funds	Investment Objective
American Funds Insurance Series® Bond Fund	Current income and capital preservation
American Funds Insurance Series® Cash Management Fund	Income and capital preservation
American Funds Insurance Series® Global Bond Fund	High level return
American Funds Insurance Series® High-Income Bond Fund	High current income
Intermediate Bond Fund of America® (one of the American Funds®)	Current income and capital preservation
Short Term Bond Fund of AmericaSM (one of the American Funds®)	Current income and capital preservation
American Funds Insurance Series® U.S. Government/AAA-Rated Securities Fund	High current income and capital preservation

This Supplement is dated October 18, 2010

Please keep this Supplement with your records.